PAYOR AND PROVIDER AGREEMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Capitated revenue	100.00%	100.00%	100.00%	100.00%
Administrative Fee			$ 17,003,977	$ 13,237,389
HealthSun
Concentration Risk [Line Items]
Capitated revenue	83.00%	95.00%	90.00%	99.00%
Administrative fee (as a percent)	15.00%		15.00%
Capitation payments as percentage of gross premiums	30.00%		30.00%
Percentage of gross premiums	85.00%		85.00%
Administrative Fee			$ 17,000,000	$ 13,200,000
Other MSO arrangements (as a percent)	17.00%	5.00%	1.00%